14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX (Details 1) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities Income Tax And Minimum Notional Income Tax Details 1
Deferred tax asset	$ 1,306	$ 1,232
Deferred tax liabilities	(1,526)	(3,796)
Deferred tax liabilities, net	$ (220)	$ (2,564)